Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED NOVEMBER 1, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016, AS AMENDED SEPTEMBER 19, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

In the section entitled, "Summary Overview of Each Fund" for the JNL/Invesco China-India Fund under "Principal Investment Strategies," please delete the subsection "China Strategy" in the entirety and replace with the following:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house ("Connect Program").

JNL/INVESCO CHINA-INDIA FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED NOVEMBER 1, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016, AS AMENDED SEPTEMBER 19, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

In the section entitled, "Summary Overview of Each Fund" for the JNL/Invesco China-India Fund under "Principal Investment Strategies," please delete the subsection "China Strategy" in the entirety and replace with the following:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house ("Connect Program").